Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$428,407.71

Principal:
Principal Collections	$10,580,186.43
Prepayments in Full	$3,378,577.56
Liquidation Proceeds	$74,453.07
Recoveries	$29,500.22
Sub Total	$14,062,717.28
Collections	$14,491,124.99

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,491,124.99

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	43
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,491,124.99
Servicing Fee	$186,626.72	$186,626.72	$0.00	$0.00	$14,304,498.27
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,304,498.27
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,304,498.27
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,304,498.27
Interest - Class A-4 Notes	$48,801.01	$48,801.01	$0.00	$0.00	$14,255,697.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,255,697.26
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$14,232,673.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,232,673.09
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$14,214,468.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,214,468.42
Regular Principal Payment	$13,082,971.79	$13,082,971.79	$0.00	$0.00	$1,131,496.63
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,131,496.63
Residual Released to Depositor	$0.00	$1,131,496.63	$0.00	$0.00	$0.00

Total		$14,491,124.99

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,082,971.79
Total					$13,082,971.79
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,082,971.79	$96.91	$48,801.01	$0.36	$13,131,772.80	$97.27
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$13,082,971.79	$9.94	$90,029.85	$0.07	$13,173,001.64	$10.01

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$119,512,679.90	0.8852791	$106,429,708.11	0.7883682
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$185,302,679.90	0.1408203	$172,219,708.11	0.1308780

Pool Information
Weighted Average APR	2.273%	2.274%
Weighted Average Remaining Term	24.63	23.87
Number of Receivables Outstanding	16,850	16,311
Pool Balance	$223,952,067.31	$209,809,207.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$211,689,907.34	$198,537,361.17
Pool Factor	0.1582142	0.1482228

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$11,271,846.44
Targeted Overcollateralization Amount	$37,589,499.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,589,499.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		42	$109,642.64
(Recoveries)		58	$29,500.22
Net Loss for Current Collection Period			$80,142.42
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4294%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5939%
Second Prior Collection Period			0.1945%
Prior Collection Period			(0.0374)%
Current Collection Period			0.4434%
Four Month Average (Current and Prior Three Collection Periods)			0.2986%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,827	$6,335,560.17
(Cumulative Recoveries)			$1,757,353.95
Cumulative Net Loss for All Collection Periods			$4,578,206.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3234%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,467.74
Average Net Loss for Receivables that have experienced a Realized Loss			$2,505.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.88%	229	$3,941,638.00
61-90 Days Delinquent	0.40%	39	$833,965.97
91-120 Days Delinquent	0.07%	8	$149,383.90
Over 120 Days Delinquent	0.19%	17	$399,245.58
Total Delinquent Receivables	2.54%	293	$5,324,233.45

Repossession Inventory:
Repossessed in the Current Collection Period		2	$58,631.94
Total Repossessed Inventory		9	$195,434.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2873%
Prior Collection Period			0.3264%
Current Collection Period			0.3924%
Three Month Average			0.3354%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6590%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	43

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	59	$1,028,431.50
2 Months Extended	85	$1,548,032.96
3+ Months Extended	23	$479,805.18

Total Receivables Extended	167	$3,056,269.64

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer